NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Notes Payable [Abstract]
Schedule of notes payable

Notes payable consists of the following:

	December 31,
	2015	2014

Principal amount	$10,071,828	$9,000,000
PIK interest accrued	417,070	63,014
	10,488,898	9,063,014
Less current portion	(2,455,000)	(1,350,000)

Notes payable and PIK interest accrued, net of current portion	$8,033,898	$7,713,014

Schedule of put liability

Activity for the put liability during the years ended December 31, 2015 and 2014 was:

	December 31,
	2015	2014

Balance, beginning of year	$1,260,010	$—
Present value of put liability incurred	—	1,232,294
Accretion in value	176,272	27,716

Balance, December 31	$1,436,282	$1,260,010

Schedule of maturities of long term debt	The approximate maturities of the long term portion of the financing agreement are as follows:

Year ended December 31,
2017	8,034,000